Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Line Items]
Less: accumulated amortization and impairment	$ (315,956)	$ (1,238,821)
Total	1,546,565	529,645
Artwork trading platform [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset, gross	152,877	795,694
Software [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset, gross	1,642,113	904,234
Copyright [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset, gross	$ 67,531	$ 68,538